Condensed Schedule of Investment (Unaudited) (Parenthetical) (USD $)	Nov. 25, 2011	Feb. 24, 2011
United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	$ 7,300,000	$ 9,598,087
CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts		233
SERIES A | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	4,200,000	4,949,019
SERIES A | CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts		116
SERIES B | United States Treasury Bills due
Limited Partners' Capital Account [Line Items]
United States Treasury Bills, amortized cost	$ 3,100,000	$ 4,649,068
SERIES B | CMX Gold
Limited Partners' Capital Account [Line Items]
Number of contracts		117